Notes Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Promissory Notes Details Abstract
Balance, beginning	$ 0	$ 2,175,000	$ 0
Issuance of promissory notes		4,000,000	1,887,863
Deferred finance costs	$ 822,494	(822,494)	0
Repayments of Notes Payable		(6,695,000)	0
Early Repayment penalty		200,000	0
Interest and accretion expense		1,242,808	277,219
Foreign exchange adjustment		0	9,918
Balance, ending		$ 0	$ 2,175,000